Summary of Material Accounting Policy Information - Detail Information of Subsidiaries (Parenthetical) (Detail) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
TSMC Arizona Corporation [member]
Disclosure of subsidiaries [line items]
Conditioned payments for various public infrastructure projects from City of Phoenix		$ 205	$ 205
Percentage of Ownership		100.00%	100.00%
European Semiconductor Manufacturing Company (ESMC) GmbH [member]
Disclosure of subsidiaries [line items]
Percentage of Ownership		100.00%
European Semiconductor Manufacturing Company (ESMC) GmbH [member] | Non Adjusting Events After Reporting Period [Member]
Disclosure of subsidiaries [line items]
Percentage of Ownership	70.00%
Percentage of shares sold	10.00%
Japan Advanced Semiconductor Manufacturing, Inc. [member]
Disclosure of subsidiaries [line items]
Percentage of Ownership		71.00%	71.00%
Proportion of voting rights		81.00%	81.00%